Interest and Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowing costs [abstract]
Interest expense	$ 51.4	$ 5.3
Finance fees	5.8	2.4
Accretion expense (Note 19)	34.2	14.8
Interest and finance expense	$ 91.4	$ 22.5